October 4, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.


      Re:   Dreyfus New York Tax Exempt Intermediate Bond Fund
            Registration Statement File Nos.811-5161; 33-14295

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on September 28, 2001, pursuant to Rule 485(b).

      Please address any comments or questions to the attention of the undersigned at (212) 922-6850.

                                                Very truly yours,

                                                /s/Karen Regan
                                                Karen Regan